Nov. 27, 2019
Putnam Retirement Income Fund Lifestyle 1
Prospectus Supplement	November 30, 2019

Putnam RetirementReady® Funds

Prospectus dated November 30, 2019

Putnam Retirement Income Fund Lifestyle 1

Summary Prospectus dated November 30, 2019

Effective December 2, 2019, Putnam Retirement Income Fund Lifestyle 1 will be renamed Putnam RetirementReady Maturity Fund.

PUTNAM INVESTMENTS	319599 - 11/19

Putnam RetirementReady 2050 Fund
Prospectus Supplement	November 30, 2019

Putnam RetirementReady® Funds

Prospectus dated November 30, 2019

Putnam Retirement Income Fund Lifestyle 1

Summary Prospectus dated November 30, 2019

Effective December 2, 2019, Putnam Retirement Income Fund Lifestyle 1 will be renamed Putnam RetirementReady Maturity Fund.

PUTNAM INVESTMENTS	319599 - 11/19

Putnam RetirementReady 2045 Fund
Prospectus Supplement	November 30, 2019

Putnam RetirementReady® Funds

Prospectus dated November 30, 2019

Putnam Retirement Income Fund Lifestyle 1

Summary Prospectus dated November 30, 2019

Effective December 2, 2019, Putnam Retirement Income Fund Lifestyle 1 will be renamed Putnam RetirementReady Maturity Fund.

PUTNAM INVESTMENTS	319599 - 11/19

Putnam RetirementReady 2040 Fund
Prospectus Supplement	November 30, 2019

Putnam RetirementReady® Funds

Prospectus dated November 30, 2019

Putnam Retirement Income Fund Lifestyle 1

Summary Prospectus dated November 30, 2019

Effective December 2, 2019, Putnam Retirement Income Fund Lifestyle 1 will be renamed Putnam RetirementReady Maturity Fund.

PUTNAM INVESTMENTS	319599 - 11/19

Putnam RetirementReady 2035 Fund
Prospectus Supplement	November 30, 2019

Putnam RetirementReady® Funds

Prospectus dated November 30, 2019

Putnam Retirement Income Fund Lifestyle 1

Summary Prospectus dated November 30, 2019

Effective December 2, 2019, Putnam Retirement Income Fund Lifestyle 1 will be renamed Putnam RetirementReady Maturity Fund.

PUTNAM INVESTMENTS	319599 - 11/19

Putnam RetirementReady 2030 Fund
Prospectus Supplement	November 30, 2019

Putnam RetirementReady® Funds

Prospectus dated November 30, 2019

Putnam Retirement Income Fund Lifestyle 1

Summary Prospectus dated November 30, 2019

Effective December 2, 2019, Putnam Retirement Income Fund Lifestyle 1 will be renamed Putnam RetirementReady Maturity Fund.

PUTNAM INVESTMENTS	319599 - 11/19

Putnam RetirementReady 2025 Fund
Prospectus Supplement	November 30, 2019

Putnam RetirementReady® Funds

Prospectus dated November 30, 2019

Putnam Retirement Income Fund Lifestyle 1

Summary Prospectus dated November 30, 2019

Effective December 2, 2019, Putnam Retirement Income Fund Lifestyle 1 will be renamed Putnam RetirementReady Maturity Fund.

PUTNAM INVESTMENTS	319599 - 11/19

Putnam RetirementReady 2020 Fund
Prospectus Supplement	November 30, 2019

Putnam RetirementReady® Funds

Prospectus dated November 30, 2019

Putnam Retirement Income Fund Lifestyle 1

Summary Prospectus dated November 30, 2019

Effective December 2, 2019, Putnam Retirement Income Fund Lifestyle 1 will be renamed Putnam RetirementReady Maturity Fund.

PUTNAM INVESTMENTS	319599 - 11/19

Putnam RetirementReady 2055 Fund
Prospectus Supplement	November 30, 2019

Putnam RetirementReady® Funds

Prospectus dated November 30, 2019

Putnam Retirement Income Fund Lifestyle 1

Summary Prospectus dated November 30, 2019

Effective December 2, 2019, Putnam Retirement Income Fund Lifestyle 1 will be renamed Putnam RetirementReady Maturity Fund.

PUTNAM INVESTMENTS	319599 - 11/19

Putnam RetirementReady 2060 Fund
Prospectus Supplement	November 30, 2019

Putnam RetirementReady® Funds

Prospectus dated November 30, 2019

Putnam Retirement Income Fund Lifestyle 1

Summary Prospectus dated November 30, 2019

Effective December 2, 2019, Putnam Retirement Income Fund Lifestyle 1 will be renamed Putnam RetirementReady Maturity Fund.

PUTNAM INVESTMENTS	319599 - 11/19